DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

8. DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

Other receivables, deposits paid and prepayments consisted of the following as of March 31, 2022 and December 31, 2021

	As of March 31, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Deposits	$12,198	$8,017
Prepayments	1,104	5,599
Total other receivables, deposits paid and prepayments	$13,302	$13,616

8. DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

Other receivables, deposits paid and prepayments consisted of the following as of June 30, 2022 and December 31, 2021

	As of June 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Deposits	$11,640	$8,017
Prepayments	327	5,599
Total deposits, prepayments and other receivables	$11,967	$13,616

8. DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

Other receivables, deposits paid and prepayments consisted of the following as of September 30, 2022 and December 31, 2021

	As of September 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Deposits	$10,403	$8,017
Prepayments	310	5,599
Total deposits, prepayments and other receivables	$10,713	$13,616

8. DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

Other receivables, deposits paid and prepayments consisted of the following as of December 31, 2021

As of December 31, 2021
Deposits	$8,017
Prepayment	5,599
Total other receivables, deposits paid and prepayments	$13,616